Inventories (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Inventories
Finished products	[1]	R$ 160,318	R$ 168,328
Work in process		51,152	52,322
Raw materials		27,081	20,485
Imports in progress		1,681	2,642
Right to returned goods	[2]	2,131	5,855
Inventories		R$ 242,363	R$ 249,632

[1]	These amounts are net of slow-moving items and net realizable value.
[2]	Represents the Company’s right to recover products from customers when customers exercise their right of return under the Company’s returns policies, where the Company estimates the volume of goods returned based on experience and foreseen expectations.